Concentration of Major Customers and Suppliers	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Concentration of Major Customers and Suppliers [Abstract]
CONCENTRATION OF MAJOR CUSTOMERS AND SUPPLIERS

NOTE 14 – CONCENTRATION OF MAJOR CUSTOMERS AND SUPPLIERS

For the six months ended June 30, 2024, two customers accounted for approximately 23.4% and 17.4% of the Company’s total revenues. For the six months ended June 30, 2023, three customers accounted for approximately 23.6%, 15.3% and 13.5% of the Company’s total revenues. Any decrease in sales to these major customers may negatively impact the Company’s operations and cash flows if the Company fails to increase its sales to other customers.

As of June 30, 2024, two customers accounted for approximately 30.4% and 10.6% of the Company’s accounts receivable balance. As of December 31, 2023, three customers accounted for approximately 33.5%, 13.9% and 12% of the Company’s accounts receivable balance.

For the six months ended June 30, 2024, four suppliers accounted for approximately 13.9%, 13.6%, 13.5% and 11.0% of the total purchases. For the six months ended June 30, 2023, none of the suppliers accounted for more than 10% of the total purchases.

As of June 30, 2024, none of the suppliers accounted for more than 10% of the Company’s accounts payable balance. As of December 31, 2023, one supplier accounted for approximately 11.3% of the Company’s accounts payable balance.

NOTE 14 - CONCENTRATION OF MAJOR CUSTOMERS AND SUPPLIERS

For the year ended December 31, 2023, three customers accounted for approximately 19.3%, 17.9% and 17.4% of the Company’s total revenues. For the year ended December 31, 2022, two customers accounted for approximately 24.3% and 17.0% of the Company’s total revenues. Any decrease in sales to these major customers may negatively impact the Company’s operations and cash flows if the Company fails to increase its sales to other customers.

As of December 31, 2023, three customers accounted for approximately 33.5%, 13.9% and 12% of the Company’s accounts receivable balance. As of December 31, 2022, three customers accounted for approximately 27.8%, 16.9% and 13.8% of the Company’s accounts receivable balance.

For the year ended December 31, 2023 and 2022, none of the suppliers accounted for more than 10% of the total purchases.

As of December 31, 2023, one supplier accounted for approximately 11.3% of the Company’s accounts payable balance. As of December 31, 2022, one supplier accounted for approximately 11.1% of the Company’s accounts payable balance.